Supplementary Financial Statement Information (Tables)	12 Months Ended
Dec. 31, 2012
Supplementary Financial Statement Information [Abstract]
Schedule of Trade Accounts Receivable
	December 31,
	2012	2011
	(in thousands)

Trade accounts receivable	$2,623	$7,766
Less allowance for doubtful accounts	(178)	(91)

	$2,445	$7,675

Schedule of Other Current Assets
	December 31,
	2012	2011
	(in thousands)
Prepaid expenses	$240	$420
Short-term lease deposits	42	37
Government departments and agencies	299	584

	$581	$1,041

Schedule of Accounts Payable and Accruals - Other

	December 31,
	2012	2011
	(in thousands)
Government departments and agencies	$160	$185
Employees and wage-related liabilities	602	2,482
Accrued expenses and other current liabilities	188	605

	$950	$3,272

Schedule of Long-Lived Assets by Geographic Area
	December 31,
	2012	2011
	(in thousands)
Israel	$342	$1,917
U.S.A.	126	629
Europe and other	125	383

	$593	$2,929

Schedule of Sales by Geographic Area
	Year ended December 31,
	2012	2011	2010
	(in thousands)
North America	$3,182	$3,765	$9,054
Europe	4,488	11,918	27,105
Israel	1,382	2,666	3,686
Other	1,572	3,122	2, 127

	$10,624	$21,471	$41,972

Schedule of Financial Expenses, Net
	Year ended December 31,
	2012	2011	2010
	(in thousands)
Interest income	$8	$26	$17
Foreign currency translation adjustments (see Note 1A3)	(186)	186	(665)
Interest expense	(308)	(1,062)	(1,246)
Forward derivatives and realized gain on marketable securities	(3)	(316)	(482)
Change in fair value of warrants, derivatives and discount amortization	(4,869)	45	1,574

	$(5,358)	$(1,121)	$(802)

Summary of Computation of Basic and Diluted Earnings per Share
	Year ended December 31,
	2012	2011	2010
	(in thousands)
1. Numerator:
Amount for basic and diluted loss per share	$(11,428)	$(32,376)	$(38,204)

2. * Denominator:
Denominator for basic net loss per share - weighted average of shares	7,896,557	6,158,227	5,889,013

Effect of dilutive securities	-	-	-

Denominator for diluted net earnings per share - weighted average shares and assuming dilution	7,896,557	6,158,227	5,889,013

Basic and diluted loss per share attributed to Bluephoenix Shareholders	$(1.45)	$(5.26)	$(6.49)